Consolidated Statements of Changes in Shareholders' Equity (Deficit) - EUR (€) € in Thousands	Total	Ordinary Shares	Share Premium	Treasury Shares	Other Capital Reserve	Retained Earnings (Accumulated Deficit)	Cumulative translation adjustment	Cash flow hedge reserve
Equity at beginning of period at Sep. 30, 2021	€ 2,064,431	€ 182,721	€ 1,894,384			€ (36,157)	€ 23,483
Number of units or Shares outstanding at Sep. 30, 2021		182,721,369
Net profit	187,111					187,111
Other comprehensive income (loss)	106,276						106,276
Total comprehensive income (loss)	293,387					187,111	106,276
Equity at end of period at Sep. 30, 2022	2,357,818	€ 182,721	1,894,384			150,954	129,759
Number of units or Shares outstanding at Sep. 30, 2022		182,721,369
Net profit	75,022					75,022
Other comprehensive income (loss)	(97,646)						(97,301)	€ (345)
Total comprehensive income (loss)	(22,624)					75,022	(97,301)	(345)
Equity-settled share-based compensation expense	65,394				€ 65,394
Equity at end of period at Sep. 30, 2023	2,400,588	€ 182,721	1,894,384		65,394	225,976	32,458	(345)
Number of units or Shares outstanding at Sep. 30, 2023		182,721,369
Net profit	191,602					191,602
Other comprehensive income (loss)	(62,087)						(62,432)	345
Total comprehensive income (loss)	129,515					191,602	(62,432)	€ 345
Equity-settled share-based compensation expense	3,647				3,647
Conversion to no par value ordinary shares		€ (182,721)	182,721
Shares re-purchased in consideration of Tax Receivable Agreement	(355,775)			€ (355,775)
Shares re-purchased in consideration of Tax Receivable Agreement, shares		(5,648,465)
Issuance of share capital, net (of transaction costs)	447,044		447,044
Issuance of share capital, net (of transaction costs), shares		10,752,688
Issuance of ordinary shares related to vesting of RSUs			121		(121)
Issuance of ordinary shares related to vesting of RSUs, shares		3,610
Equity at end of period at Sep. 30, 2024	€ 2,625,019		€ 2,524,270	€ (355,775)	€ 68,920	€ 417,578	€ (29,974)
Number of units or Shares outstanding at Sep. 30, 2024		187,829,202